Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension Plans and Other Postretirement Benefits	Pension Plans and Other Postretirement Benefits
Defined Contribution Plans

As of December 31, 2022, the Company sponsors several active 401(k) savings plans that cover all employees who meet plan eligibility requirements.

The Company makes matching contributions consistent with the provisions of the respective plans. At the participant’s option, account balances, including the Company’s matching contribution, can be invested among various investment options under each plan. The CVS Health Future Fund 401(k) Plan offers CVS Health Corporation’s common stock fund as an investment option. The Company also maintains nonqualified, unfunded deferred compensation plans for certain key employees. The plans provide participants the opportunity to defer portions of their eligible compensation and for certain nonqualified plans, participants receive matching contributions equivalent to what they could have received under the CVS Health Future Fund 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under its defined contribution plans were $567 million, $552 million and $520 million in the years ended December 31, 2022, 2021 and 2020, respectively.
Defined Benefit Pension Plans

The Company sponsors a tax-qualified defined benefit pension plan that was frozen in 2010 and a nonqualified supplemental pension plan that was frozen in 2007. The Company also sponsors several other defined benefit pension plans that are unfunded nonqualified supplemental retirement plans.

Pension Benefit Obligation and Plan Assets
The following tables outline the change in pension benefit obligation and plan assets over the specified periods:

In millions	2022	2021
Change in benefit obligation:
Benefit obligation, beginning of year	$6,009	$6,462
Interest cost	132	110
Actuarial gain	(1,011)	(102)
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Benefit obligation, end of year	4,740	6,009

Change in plan assets:
Fair value of plan assets, beginning of year	6,677	6,845
Actual return on plan assets	(968)	215
Employer contributions	27	78
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Fair value of plan assets, end of year	5,346	6,677

Funded status	$606	$668

The change in the pension benefit obligation during the years ended December 31, 2022 and 2021 was primarily driven by the change in the discount rate during each respective period.

The assets (liabilities) recognized on the consolidated balance sheets at December 31, 2022 and 2021 for the defined benefit pension plans consisted of the following:

In millions	2022	2021
Noncurrent assets reflected in other assets	$827	$946
Current liabilities reflected in accrued expenses	(24)	(28)
Noncurrent liabilities reflected in other long-term liabilities	(197)	(250)
Net assets	$606	$668

Net Periodic Benefit Cost (Income)
The components of net periodic benefit cost (income) for the years ended December 31, 2022, 2021 and 2020 are shown below:

In millions	2022	2021	2020
Components of net periodic benefit cost (income):
Interest cost	$132	$110	$168
Expected return on plan assets	(309)	(317)	(388)
Amortization of net actuarial loss	3	5	2
Settlement losses	1	16	—
Net periodic benefit cost (income)	$(173)	$(186)	$(218)
Pension Plan Assumptions
The Company uses a series of actuarial assumptions to determine its benefit obligation and net periodic benefit income, the most significant of which include discount rates and expected return on plan assets assumptions.

Discount Rates - The discount rate is determined using a yield curve as of the annual measurement date. The yield curve consists of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve that is consistent with the maturity profile of the expected liability cash flows.

Expected Return on Plan Assets - The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and return expectations based on many factors including forecasted long-term capital market real returns and the inflationary outlook on a plan by plan basis. See “Pension Plan Assets” below for additional details regarding the pension plan assets as of December 31, 2022 and 2021.

The Company also considers other assumptions including mortality, interest crediting rate, termination and retirement rates and cost of living adjustments.

The Company determined its benefit obligation based on the following weighted average assumptions as of December 31, 2022 and 2021:

	2022	2021
Discount rate	5.2%	2.8%

The Company determined its net periodic benefit cost (income) based on the following weighted average assumptions for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Discount rate	2.3%	1.8%	2.9%
Expected long-term rate of return on plan assets	4.8%	4.8%	6.3%

Pension Plan Assets
The Company’s pension plan assets primarily include debt and equity securities held in separate accounts, common/collective trusts and real estate investments. The valuation methodologies used to value these debt and equity securities and common/collective trusts are similar to the methodologies described in Note 4 “Fair Value.” Pension plan assets also include investments in other assets that are carried at fair value. The following is a description of the valuation methodologies used to value real estate investments and these additional investments, including the general classification pursuant to the fair value hierarchy.

Real Estate - Real estate investments are valued by independent third party appraisers. The appraisals comply with the Uniform Standards of Professional Appraisal Practice, which include, among other things, the income, cost, and sales comparison approaches to estimating property value. Therefore, these investments are classified in Level 3.

Private equity and hedge fund limited partnerships - Private equity and hedge fund limited partnerships are carried at fair value which is estimated using the NAV per unit as reported by the administrator of the underlying investment fund as a practical expedient to fair value. Therefore, these investments have been excluded from the fair value table below.
Pension plan assets with changes in fair value measured on a recurring basis at December 31, 2022 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7	$81	$—	$88
Debt securities:
U.S. government securities	566	4	—	570
States, municipalities and political subdivisions	—	102	—	102
U.S. corporate securities	—	2,611	—	2,611
Foreign securities	—	101	—	101
Residential mortgage-backed securities	—	6	—	6
Commercial mortgage-backed securities	—	1	—	1
Other asset-backed securities	—	11	—	11
Redeemable preferred securities	—	1	—	1
Total debt securities	566	2,837	—	3,403
Equity securities:
U.S. domestic	133	—	—	133
International	43	—	—	43
Domestic real estate	—	—	—	—
Total equity securities	176	—	—	176
Other investments:
Real estate	—	—	325	325
Common/collective trusts (1)	—	307	—	307
Total other investments	—	307	325	632
Total pension investments (2)	$749	$3,225	$325	$4,299
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(1)The assets in the underlying funds of common/collective trusts consist of $104 million of equity securities and $203 million of debt securities.
(2)Excludes $390 million of other receivables as well as $432 million of private equity limited partnership investments and $225 million of hedge fund limited partnership investments as these amounts are measured at NAV per share or an equivalent and are not subject to leveling within the fair value hierarchy.
Pension plan assets with changes in fair value measured on a recurring basis at December 31, 2021 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$60	$97	$—	$157
Debt securities:
U.S. government securities	1,223	1	—	1,224
States, municipalities and political subdivisions	—	150	—	150
U.S. corporate securities	—	2,458	—	2,458
Foreign securities	—	202	—	202
Residential mortgage-backed securities	—	277	—	277
Commercial mortgage-backed securities	—	76	—	76
Other asset-backed securities	—	162	—	162
Redeemable preferred securities	—	4	—	4
Total debt securities	1,223	3,330	—	4,553
Equity securities:
U.S. domestic	201	—	—	201
International	81	—	—	81
Domestic real estate	1	—	—	1
Total equity securities	283	—	—	283
Other investments:
Real estate	—	—	378	378
Common/collective trusts (1)	—	410	—	410
Total other investments	—	410	378	788
Total pension investments (2)	$1,566	$3,837	$378	$5,781
_____________________________________________
(1)The assets in the underlying funds of common/collective trusts consist of $261 million of equity securities and $149 million of debt securities.
(2)Excludes $76 million of other receivables as well as $583 million of private equity limited partnership investments and $237 million of hedge fund limited partnership investments as these amounts are measured at NAV per share or an equivalent and are not subject to leveling within the fair value hierarchy.

The changes in the balances of Level 3 pension plan assets during the year ended December 31, 2022 were as follows:

In millions	Real estate	Total
Beginning balance	$378	$378
Actual return on plan assets	21	21
Purchases, sales and settlements	(74)	(74)
Transfers out of Level 3	—	—
Ending balance	$325	$325

The changes in the balances of Level 3 pension plan assets during the year ended December 31, 2021 were as follows:

In millions	Real estate	Total
Beginning balance	$343	$343
Actual return on plan assets	43	43
Purchases, sales and settlements	(8)	(8)
Transfers out of Level 3	—	—
Ending balance	$378	$378

The Company’s pension plan invests in a diversified mix of assets designed to generate returns that will enable the plan to meet its future benefit obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons and by assessing the pension plan’s liability characteristics. Complementary investment styles and strategies are utilized by professional investment management firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

At December 31, 2022, target investment allocations for the Company’s pension plan were: 12% in equity securities, 77% in fixed income and debt securities, 5% in real estate, 3% in private equity limited partnerships and 3% in hedge funds. Actual asset allocations may differ from target allocations due to tactical decisions to overweight or underweight certain assets or as a result of normal fluctuations in asset values. Asset allocations are consistent with stated investment policies and, as a general rule, periodically rebalanced back to target asset allocations. Asset allocations and investment performance are formally reviewed periodically throughout the year by the pension plan’s Investment Subcommittee. Forecasting of asset and liability growth is performed at least annually.

Cash Flows
The Company generally contributes to its tax-qualified pension plan based on minimum funding requirements determined under applicable federal laws and regulations. Employer contributions related to the nonqualified supplemental pension plans generally represent payments to retirees for current benefits. The Company contributed $27 million, $78 million and $25 million to its pension plans during 2022, 2021 and 2020, respectively. No contributions are required for the tax-qualified pension plan in 2023. The Company expects to make an immaterial amount of contributions for all other pension plans in 2023.

The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the pension benefit obligation as of December 31, 2022:

In millions
2023	$368
2024	369
2025	372
2026	369
2027	367
2028-2032	1,776

Multiemployer Pension Plans
The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following respects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the applicable plan, which is referred to as a withdrawal liability.

None of the multiemployer pension plans in which the Company participates are individually significant to the Company. The Company’s contributions to multiemployer pension plans were $20 million, $19 million and $19 million in 2022, 2021 and 2020, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2022 and 2021, the Company’s other postretirement benefits had an accumulated postretirement benefit obligation of $159 million and $207 million, respectively. Net periodic benefit costs related to these other postretirement benefits were $4 million, $4 million and $12 million in 2022, 2021 and 2020, respectively.
The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the accumulated other postretirement benefit obligation as of December 31, 2022:

In millions
2023	$12
2024	12
2025	12
2026	12
2027	12
2028-2032	59
Pursuant to various collective bargaining agreements, the Company also contributes to multiemployer health and welfare plans that cover certain union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. The Company’s contributions to multiemployer health and welfare plans totaled $62 million, $60 million and $54 million in 2022, 2021 and 2020, respectively.